Acquisitions - Allocation of Transaction Price (Details) - USD ($) $ in Millions	Oct. 31, 2021	Aug. 30, 2021	Aug. 09, 2021	Jan. 31, 2021	Mar. 11, 2020	Feb. 02, 2020	Jul. 08, 2019	Feb. 03, 2019
Allocation of transaction price
Goodwill	$ 1,515.4			$ 1,452.7		$ 1,362.3		$ 1,307.1
L&M
Allocation of transaction price
Accounts receivable		$ 7.1
Inventories		16.2
Intangible assets		19.0
Goodwill		17.8
Operating lease right-of-use assets		2.4
Other assets, current and non-current		4.3
Total assets acquired		66.8
Accounts payable		2.0
Operating lease liabilities		2.4
Net assets acquired		$ 62.4
Pacific Pipe
Allocation of transaction price
Cash			$ 1.7
Accounts receivable			8.9
Inventories			16.9
Intangible assets			46.7
Goodwill			43.0
Operating lease right-of-use assets			16.9
Other assets, current and non-current			6.1
Total assets acquired			140.2
Accounts payable			6.0
Deferred tax liability			11.7
Operating lease liabilities			16.9
Other liabilities, current and non-current			0.1
Net assets acquired			$ 105.5
R&B
Allocation of transaction price
Cash				2.7	$ 2.7
Accounts receivable				24.8	25.0
Inventories				19.8	19.8
Intangible assets				114.5	114.5
Goodwill				88.6	88.4
Operating lease right-of-use assets				9.5	9.5
Other assets, current and non-current				10.7	10.7
Total assets acquired				270.6	270.6
Accounts payable				17.5	17.5
Deferred tax liability				31.2	31.2
Operating lease liabilities				9.5	9.5
Other liabilities, current and non-current				3.6	3.6
Net assets acquired				$ 208.8	$ 208.8
Long Island Pipe Acquisition
Allocation of transaction price
Accounts receivable							$ 31.0
Inventories							37.0
Intangible assets							94.2
Goodwill							50.9
Operating lease right-of-use assets							18.2
Other assets, current and non-current							5.6
Total assets acquired							236.9
Accounts payable							14.0
Contingent consideration							2.3
Operating lease liabilities							18.2
Other liabilities, current and non-current							2.2
Net assets acquired							$ 200.2